Schedule of Investments
November 30, 2020 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.00%

Banks - 7.08%
People's United Financial, Inc.	74,950	929,380

Capital Goods - 8.06%
General Dynamics Corp.	3,460	516,751
Huntington Ingalls Industries, Inc.	3,375	540,641

		1,057,392

Chemicals - 5.12%
LyondellBasell Industries NV Class A	7,900	672,290

Consumer Durables & Apparel - 15.88%
Capri Holdings Ltd. (United Kingdom) (2)	24,665	872,648
Mohawk Industries, Inc. (2)	3,300	415,239
Tapestry, Inc.	28,077	795,141

		2,083,028

Containers & Packaging - 2.38%
Westrock Co.	7,400	312,354

Diversified Financials - 3.05%
Franklin Resources, Inc.	18,200	400,218

Food, Beverage & Tobacco - 6.26%
Tyson Foods, Inc. Class A	12,600	821,520

Insurance - 5.51%
Unum Group	32,500	722,475

Oil & Gas Equipment Services - 2.98%
Schlumberger Ltd.	18,802	390,894

Oil & Gas Exploration & Production - 8.94%
Cabot Oil & Gas Corp. Class A	48,000	840,960
Pioneer Natural Resources Co.	3,300	331,914

		1,172,874

Oil & Gas Refining & Marketing - 2.62%
Phillips 66	5,675	343,791

Pharmaceuticals, Biotechnology & Life Science - 3.75%
Biogen Idec, Inc.	2,050	492,348

Real Estate Investment Trusts - 3.76%
Host Hotels & Resorts, Inc.	35,200	493,856

Retailing - 3.23%
Kohl's Corp.	13,174	424,203

Software & Services - 4.50%
Alliance Data Systems Corp.	8,070	590,240

Technology Hardware & Equipment - 8.34%
Flir Systems, Inc.	13,580	519,299
Western Digital Corp.	12,800	574,464

		1,093,763

Telecommunication Services - 5.52%
CenturyLink, Inc.	69,250	723,662

Total Common Stock	(Cost $ 14,736,542)	12,724,288

Money Market Registered Investment Companies - 2.75%

Federated Hermes Government Obligations Fund - Institutional Class, 0.01% (3)	361,326	361,326

Total Money Market Registered Investment Companies	(Cost $ 361,326)	361,326

Total Investments - 99.75%	(Cost $ 15,097,868)	13,085,614

Other Assets less Liabilities - 0.25%		32,408

Total Net Assets - 100.00%		13,118,022

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$13,085,614	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$13,085,614	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2020.